Net Income per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2012
Partnership's Calculation of Net Income Per Unit for Common and Subordinated Limited Partner Units

The following table illustrates the Partnership’s calculation of net income per unit for common and subordinated limited partner units (in thousands, except per-unit information):

	Years Ended
	December 31, 2012	December 31, 2011
Net income attributable to Access Midstream Partners, L.P.	$178,455	$194,337
Less general partner interest in net income	(8,481)	(5,070)

Limited partner interest in net income	$169,974	$189,267

Net income allocable to common units(1)	$89,019	$94,896
Net income allocable to subordinated units	78,736	94,371
Net income allocable to convertible class B units(1)	1,038	—
Net income allocable to subordinated class C units(1)	1,181	—

Limited partner interest in net income	$169,974	$189,267

Net income per limited partner unit – basic and diluted
Common units	$1.11	$1.37
Subordinated units	1.14	1.37
Weighted average limited partner units outstanding – basic and diluted
Common units	80,058,682	69,371,194
Subordinated units	69,076,122	69,076,122

Total	149,134,804	138,447,316

(1)	Adjusted to reflect amortization for the beneficial conversion feature.